Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax assets before netting	€ 6,809		€ 6,169
Deferred tax liabilities before netting	(2,075)		(1,608)
Netting of deferred tax liabilities	(1,685)		(1,258)
Netting of deferred tax assets	1,685		1,258
Deferred tax assets after netting	5,124		4,911
Deferred tax liabilities after netting	(390)	€ (351)	(350)
Net deferred tax liability (asset)	4,734		4,561	€ 4,169	€ 5,298
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	1,301		1,300
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(83)		(80)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	3,257		2,922
Deferred tax liabilities before netting	(279)		(299)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax assets before netting	2
Deferred tax liabilities before netting	(221)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets before netting	55		51
Deferred tax liabilities before netting	(1,150)		(1,028)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	62		28
Deferred tax liabilities before netting	(53)		(21)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	216		196
Deferred tax liabilities before netting	(24)		(16)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	164		178
Deferred tax liabilities before netting	(32)		(16)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	220
Defined benefit pension and other post-retirement liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	1,006		962
Deferred tax liabilities before netting	(29)
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	32		30
Deferred tax liabilities before netting			(10)
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	213		205
Deferred tax liabilities before netting	(51)		(47)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	182		220
Deferred tax liabilities before netting	(126)		(84)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	99		77
Deferred tax liabilities before netting	€ (27)		€ (7)